Operating Lease - Schedule of Lease Costs for Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Costs for Operating Leases [Abstract]
Operating lease cost	$ 144	$ 137	$ 564	$ 679
Variable lease cost	36	23	106	102
Cash payment for operating lease	144	141	558	553
Operating lease liabilities arising from obtaining new operating lease ROU assets during the period		$ 164	$ 817	$ 108
Weighted-average remaining lease term (years)	3 years 7 months 6 days	3 years 8 months 12 days	3 years 8 months 12 days	3 years 10 months 24 days
Weighted-average discount rate	6.80%	6.50%	6.80%	6.40%